Financial and capital risks management (Credit risk) (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) kWh	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial and capital risks management [line items]
Minimum monthly consumption of electricity of retail customer | kWh	2,000
Loss allowance recognized	¥ 172,711	¥ 74,557	¥ 40,967
Ruyi Pakistan Energy [member]
Financial and capital risks management [line items]
Loss allowance recognized	¥ 68,000
Government of Pakistan [member]
Financial and capital risks management [line items]
Risk of default	0.03%
CPPA-G [member]
Financial and capital risks management [line items]
ECLs relating to the finance lease receivables recognised during the year	¥ 90